K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 14, 2024

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 415

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 415 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Y Class, R6 Class and R5 Class shares of beneficial interest in the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (the “Funds”), each a new series of the Trust. This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purpose of this filing is to add the Funds as new series of the Trust. This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Trust elects that this filing become effective 75 days after filing, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

Attachments

cc:       Rosemary Behan

   American Beacon Advisors, Inc.